Description of Organization and Business Operations and Liquidity (Details) - USD ($)							12 Months Ended
	Feb. 14, 2024	Jul. 17, 2023	May 09, 2023	Aug. 16, 2022	Oct. 08, 2021	Oct. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Feb. 05, 2024	Jan. 03, 2024	Nov. 30, 2023	Oct. 04, 2023	Sep. 01, 2023	Jul. 28, 2023	Jul. 07, 2023	Jun. 30, 2023	May 08, 2023	Apr. 03, 2023	Mar. 31, 2023	Dec. 20, 2022	Oct. 29, 2021
Description of Organization and Business Operations and Liquidity [Line Items]
Gross proceeds							$ 8,450,000
Additional units issued during the period shares (in Shares)							2,200,000
Deferred underwriting commissions including fees							$ 9,150,000
deferred underwriting fees payable							9,150,000
Investment of cash in trust account							$ 178,500,000
Cash deposited in trust account per unit (in Dollars per share)							$ 10.2
Fair value percentage							80.00%
Public shares (in Dollars per share)							$ 10.2
Minimum net worth to consummate business combination							$ 5,000,001
Percentage of aggregate share							20.00%
Deposit held in trust account							$ 22,949				$ 22,949	$ 22,949	$ 22,949	$ 8,846	$ 37,052	$ 150,000	$ 125,000		$ 100,000
Payments of accrual interest							8,400,000
Interest to pay dissolution expenses							$ 100,000
Sale of stock price per share (in Dollars per share)							$ 10.2
Business combination amount							$ 50,000,000
Price per share (in Dollars per share)							$ 0.0001	$ 0.0001
Liquidation price per share (in Dollars per share)							$ 10
Percentage of excise tax				1.00%			1.00%
Common stock tendered for redemption shares (in Shares)		523,341
Total redemption amount		$ 5,638,879					$ 5,638,879	$ 181,019,852
Excise tax liability							$ 56,389
Percentage of excise tax liability							1.00%
Cash at carrying value							$ 96,873	475,870
Trust account							8,436,311
Net working capital							5,049,122
Additional federal income tax due			$ 182,308
Accumulated deficit							$ 14,200,000
Minimum [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock traded at a value																		$ 50,000,000
Warrant [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercise price per share (in Dollars per share)							$ 10
IPO [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)						15,500,000
Unit price per share (in Dollars per share)					$ 10	$ 10
Proceeds from initial public offering gross						$ 155,000,000
Offering costs							$ 12,729,318
Underwriting fees							2,635,000
Deferred underwriting commissions including fees							9,150,000
Other costs							$ 944,318
Public Shares issued								1,288,298
Sale of stock price per share (in Dollars per share)							$ 10
Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Unit price per share (in Dollars per share)					$ 10	$ 10
Gross proceeds					$ 8,850,000
Public Shares issued								$ 885,000
Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)							2,000,000
Unit price per share (in Dollars per share)					$ 10	$ 10
Gross proceeds							$ 20,000,000
Underwriting fees							1,400,000
Underwriting fees							$ 400,000
Class A Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Number of shares redemption (in Shares)							16,211,702
Common stock outstanding (in Shares)								2,173,298
Public Shares issued							$ 547	$ 88
Common stock par value (in Dollars per share)							$ 0.0001	$ 0.0001
Exercise price per share (in Dollars per share)																					$ 11.5
Payments of aggregate							$ 5,000,000
Common stock outstanding (in Shares)							5,481,250	885,000
Common stock issued (in Shares)							5,481,250	885,000
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercise price per share (in Dollars per share)							$ 11.5
Class A Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock outstanding (in Shares)							6,246,207
Common stock issued (in Shares)							6,246,207
CERo common stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock par value (in Dollars per share)							$ 0.0001
CERo Preferred Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Price per share (in Dollars per share)							$ 0.0001
Class B Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Public Shares issued								$ 459
Common stock par value (in Dollars per share)							$ 0.0001	$ 0.0001
Common stock outstanding (in Shares)							0	4,596,250
Common stock issued (in Shares)							0	4,596,250
Class B Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock outstanding (in Shares)							0
Common stock issued (in Shares)							0
Investment Company Act [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Ownership percentage							50.00%
Subsequent Event [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Unit price per share (in Dollars per share)	$ 10
Gross proceeds	$ 10,000,000
Subsequent Event [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock outstanding (in Shares)										6,234,582
Subsequent Event [Member] | Class A Common Stock [Member] | Minimum [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock issued (in Shares)									4,651,704
Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Business acquisition, effective date of acquisition							Jan. 08, 2024
CERo common stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Business combination price per share (in Dollars per share)							$ 10
CERo common stock [Member] | Subsequent Event [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Business combination price per share (in Dollars per share)	$ 10
Sponsor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Maximum borrowing capacity							$ 1,500,000													$ 1,500,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Unsecured promissory note																				$ 1,500,000
Sponsor [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)							845,000
Unit price per share (in Dollars per share)							$ 10
Sponsor [Member] | Subsequent Event [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Unit price per share (in Dollars per share)										$ 11.02
Sponsor and Cohen and Company Capital Markets [Member] | Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Gross proceeds							$ 400,000
Additional units issued during the period shares (in Shares)							40,000
Initial Stockholders [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period							100.00%